Earnings per share - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares restricted stock	7,947
Representative Purchase Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class of warrant or right, outstanding	47,650